29. GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2017
Government Grants
GOVERNMENT GRANTS

29.	GOVERNMENT GRANTS

The Company has tax benefits related to ICMS for investments granted by the governments of states of Goiás, Pernambuco and Mato Grosso. Such incentives are directly associated to the manufacturing facilities operations, job generation and to the economic and social development in the respective states.

On December 31, 2017, this incentive totaled R$144.4 (R$122.6 in 2016 and R$131.7 in 2015) composing the Reserve for Tax Incentives.